VCA-10

Schedule of Investments (unaudited)

as of September 30, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 2.1%
Airbus SE (France)*	12,246	$1,624,366
Raytheon Technologies Corp.	25,441	2,186,908

		3,811,274

Air Freight & Logistics — 0.5%
FedEx Corp.	3,909	857,205

Airlines — 0.8%
Delta Air Lines, Inc.*	36,622	1,560,463

Automobiles — 3.2%
General Motors Co.*	47,511	2,504,305
Tesla, Inc.*	4,478	3,472,599

		5,976,904

Banks — 8.8%
Bank of America Corp.	81,041	3,440,191
Citigroup, Inc.	31,927	2,240,637
JPMorgan Chase & Co.	28,619	4,684,644
PNC Financial Services Group, Inc. (The)	14,798	2,895,081
Truist Financial Corp.	49,396	2,897,075

		16,157,628

Beverages — 1.0%
PepsiCo, Inc.	11,827	1,778,899

Biotechnology — 0.8%
AbbVie, Inc.	14,353	1,548,258

Building Products — 1.4%
Johnson Controls International PLC	36,909	2,512,765

Capital Markets — 2.9%
Blackstone, Inc.	15,655	1,821,303
Goldman Sachs Group, Inc. (The)	9,539	3,606,028

		5,427,331

Chemicals — 2.4%
Dow, Inc.	29,909	1,721,562
Linde PLC (United Kingdom)	9,306	2,730,194

		4,451,756

Communications Equipment — 0.9%
Cisco Systems, Inc.	31,218	1,699,196

Consumer Finance — 2.3%
Capital One Financial Corp.	16,764	2,715,265
SLM Corp.	82,753	1,456,453

		4,171,718

Containers & Packaging — 1.0%
Crown Holdings, Inc.	18,363	1,850,623

Electrical Equipment — 0.7%
Emerson Electric Co.	13,690	1,289,598

Entertainment — 2.7%
Netflix, Inc.*	2,415	1,473,971
ROBLOX Corp. (Class A Stock)*	6,620	500,141
Sea Ltd. (Singapore), ADR*	2,518	802,562
Walt Disney Co. (The)*	13,097	2,215,620

		4,992,294

Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.	4,775	912,359
American Campus Communities, Inc.	25,385	1,229,903
American Tower Corp.	4,194	1,113,130

		3,255,392

Food & Staples Retailing — 1.4%
Walmart, Inc.	17,896	2,494,344

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	31,299	1,820,976

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	21,313	2,517,705
Align Technology, Inc.*	1,758	1,169,826
Zimmer Biomet Holdings, Inc.	12,846	1,880,140

		5,567,671

Health Care Providers & Services — 1.7%
Cigna Corp.	6,355	1,272,017
Laboratory Corp. of America Holdings*	6,369	1,792,491

		3,064,508

Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. (Class A Stock)*	11,331	1,900,775
McDonald’s Corp.	6,489	1,564,563
Royal Caribbean Cruises Ltd.*	15,552	1,383,350

		4,848,688

Household Durables — 0.6%
DR Horton, Inc.	13,845	1,162,565

Household Products — 0.7%
Procter & Gamble Co. (The)	9,001	1,258,340

Industrial Conglomerates — 0.8%
General Electric Co.	14,533	1,497,335

Insurance — 4.1%
Chubb Ltd. (Switzerland)	16,238	2,816,968
Marsh & McLennan Cos., Inc.	8,937	1,353,330
MetLife, Inc.	33,563	2,071,844
RenaissanceRe Holdings Ltd. (Bermuda)	8,696	1,212,222

		7,454,364

Interactive Media & Services — 7.3%
Alphabet, Inc. (Class A Stock)*	2,039	5,451,307
Alphabet, Inc. (Class C Stock)*	675	1,799,084
Facebook, Inc. (Class A Stock)*	4,957	1,682,356

Match Group, Inc.*	11,354	1,782,465
Snap, Inc.*	22,828	1,686,305
ZoomInfo Technologies, Inc.*	15,286	935,350

		13,336,867

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	1,266	4,158,861
MercadoLibre, Inc. (Argentina)*	1,000	1,679,400

		5,838,261

IT Services — 6.3%
Adyen NV (Netherlands), 144A*	550	1,538,246
Mastercard, Inc. (Class A Stock)	4,507	1,566,994
Okta, Inc.*	4,999	1,186,463
PayPal Holdings, Inc.*	3,982	1,036,156
Shopify, Inc. (Canada) (Class A Stock)*	1,988	2,695,291
Snowflake, Inc. (Class A Stock)*	1,850	559,495
Square, Inc. (Class A Stock)*	8,255	1,979,879
Twilio, Inc.*	3,157	1,007,241

		11,569,765

Machinery — 2.5%
Deere & Co.	4,413	1,478,664
Fortive Corp.	18,091	1,276,682
Otis Worldwide Corp.	21,411	1,761,697

		4,517,043

Media — 0.5%
Comcast Corp. (Class A Stock)	18,174	1,016,472

Multi-Utilities — 2.3%
Ameren Corp.	18,959	1,535,679
Dominion Energy, Inc.	36,813	2,688,085

		4,223,764

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	30,983	3,143,225
ConocoPhillips	48,652	3,297,146
Williams Cos., Inc. (The)	64,042	1,661,250

		8,101,621

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,990	1,496,651

Pharmaceuticals — 4.5%
AstraZeneca PLC (United Kingdom), ADR	34,179	2,052,791
Bristol-Myers Squibb Co.	27,710	1,639,601
Eli Lilly & Co.	19,613	4,531,583

		8,223,975

Road & Rail — 1.3%
Uber Technologies, Inc.*	14,055	629,664
Union Pacific Corp.	9,081	1,779,967

		2,409,631

Semiconductors & Semiconductor Equipment — 5.5%
Broadcom, Inc.	5,528	2,680,693

Lam Research Corp.	2,038	1,159,928
NVIDIA Corp.	12,483	2,585,978
QUALCOMM, Inc.	11,271	1,453,733
Texas Instruments, Inc.	11,361	2,183,698

		10,064,030

Software — 5.3%
Adobe, Inc.*	3,285	1,891,240
DocuSign, Inc.*	4,018	1,034,354
HubSpot, Inc.*	1,686	1,139,888
Microsoft Corp.	19,957	5,626,277

		9,691,759

Specialty Retail — 1.8%
Lowe’s Cos., Inc.	8,594	1,743,379
Ross Stores, Inc.	14,462	1,574,189

		3,317,568

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc	13,946	1,973,359

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc. (Canada)*	2,830	1,145,301
LVMH Moet Hennessy Louis Vuitton SE (France)	2,292	1,642,528
NIKE, Inc. (Class B Stock)	6,169	895,924

		3,683,753

Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	4,421	1,551,461

TOTAL COMMON STOCKS (cost $111,497,614)		181,526,075

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,424,174)(a)	2,424,174	2,424,174

TOTAL INVESTMENTS — 100.1% (cost $113,921,788)		183,950,249
Liabilities in excess of other assets — (0.1)%		(230,963)

NET ASSETS — 100.0%		$183,719,286

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).